QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                   811-10103
               -------------------------------------------------
                       Investment Company Act file number


                         SATUIT CAPITAL MANAGEMENT TRUST
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                              Mr. Thomas R. Westle
                                   Blank Rome
                             The Chrysler Building
                              405 Lexington Avenue
                         New York, New York 10174-0208
      ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 567-4030
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 08/31
                        -------------------------------

                      Date of reporting period: 05/31/08
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



Satuit Capital Management Trust

QUARTERLY STATEMENTS OF INVESTMENTS MAY 31, 2008 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Satuit Capital Small Cap Fund

                          SATUIT CAPITAL SMALL CAP FUND
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2008
                                  (unaudited)


 Number                               % of      Market
of Shares Security Description        Total Inv Value
-------------------------             ----------------
-------------------------             ------ ---------

          COMMON STOCKS:              86.43%

          AEROSPACE/DEFENSE:          3.86%
    1,250 Dynamic Materials Co.                54,225
      980 Teledyne Technologies Inc.           54,566
                                             ---------
                                              108,791
                                             ---------

          COMPUTER SOFTWARE/STORAGE:  10.45%
    2,610 Informatica Corp.                    46,980
    1,850 JDA Software Group                   37,740
    1,220 ManTech International Corp.          61,525
    1,600 Progress Software Corp.              49,824
    2,045 Telvent GIT, S.A.                    53,783
    2,260 Xyratex Ltd.                         45,087
                                             ---------
                                              294,939
                                             ---------

          CONSUMER PRODUCTS:          6.04%
      500 Chattem, Inc.                        31,105
    1,300 Green Mountain Coffee Roasters, Inc. 56,108
    1,920 Papa John's International Inc.       56,505
      840 Fossil, Inc.                         26,636
                                             ---------
                                              170,354
                                             ---------

          CONSULTING:                 1.43%
    2,300 Websense, Inc.                       40,457
                                             ---------

          ELECTRONIC/EQUIPMENT:       7.57%
    1,650 Graftech International Ltd.          43,560
    3,000 IPG Photonics Corp.                  60,270
    2,500 Microsemi Corp.                      68,500
    2,105 QLogic Corp.                         33,238
    1,130 Taser International Inc.              7,944
                                             ---------
                                              213,512
                                             ---------

          ENERGY:                     4.57%
      325 Core Laboratories NV                 44,467
      580 Dawson Geophysical Co.               39,608
    1,000 Trina Solar Ltd ADR                  44,940
                                             ---------
                                              129,015
                                             ---------

          ENVIRONMENTAL:              3.89%
    4,900 ADA-ES, Inc.                         48,069
      867 Clean Harbors Inc.                   61,583
                                             ---------
                                              109,652
                                             ---------

          FINANCIAL:                  3.61%
    4,200 AmTrust Financial Services           62,832
    1,500 Tower Group, Inc.                    39,105
                                             ---------
                                              101,937
                                             ---------

          HEALTHCARE:                 7.39%
    1,850 Immucor, Inc.                        49,635
    2,450 Natus Medical Inc.                   52,822
    1,475 Psychiatric Solutions, Inc.          53,793
    5,600 Seattle Genetics Inc.                52,360
                                             ---------
                                              208,610
                                             ---------

          MANUFACTURING:              2.89%
    1,400 II-VI Inc.                           54,754
      620 Koppers Holdings, Inc.               26,772
                                             ---------
                                               81,526
                                             ---------

          METALS:                     1.04%
    1,350 Thompson Creek Metals Co. Inc.       29,356
                                             ---------

          OIL & GAS:                  11.11%
      800 Arena Resources, Inc.                40,056
      815 Gulfmark Offshore, Inc               54,711
      700 Hornbeck Offshore Services, Inc.     36,890
    2,500 Interoil Corporation                 64,625
    1,200 Natural Gas Services Group           32,892
    1,200 Parallel Petroleum Corp.             25,212
    1,350 Rex Energy Corp.                     30,186
    2,600 TXCO Resources Inc.                  28,782
                                             ---------
                                              313,354
                                             ---------

          RETAIL:                     7.01%
    1,500 Aeropostale, Inc.                    52,410
      375 Deckers Outdoor Inc.                 51,270
    1,080 The Gymboree Corp.                   49,831
    1,385 Lululemon Athletica                  44,306
                                             ---------
                                              197,817
                                             ---------

          SEMI-CONDUCTORS:            1.82%
    1,820 Diodes, Inc.                         51,379
                                             ---------

          TECH:                       1.52%
    2,060 China Security & Surveillance Technol42,786c.
                                             ---------

          TELECOMMUNICATIONS:         6.63%
    2,515 Cbeyond, Inc.                        46,653
    3,150 Clearwire Corp.                      44,636
    1,000 Comtechn Telecommunications Corp     46,300
    3,470 Infinera Corp.                       49,552
                                             ---------
                                              187,141
                                             ---------

          TRANSPORTATION:             5.60%
      770 Aegean Marine Petroleum Network, Inc.32,148
      400 DryShips, Inc.                       37,520
    1,600 Pacer International                  35,936
    1,125 TBS International Ltd-A              52,403
                                             ---------
                                              158,007
                                             ---------

          TOTAL SECURITIES            86.43% 2,438,633
          CASH AND CASH EQUIVALENTS   13.57%  382,882
                                      ------ ---------
          TOTAL INVESTMENTS           100.00%2,821,515
                                      ====== =========


FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2008:



          Valuation Inputs:                  Investment in Securities:
          -----------------                  -------------------------
          Level 1 - Quoted Prices                     $ 2,438,633
          Level 2 - Other Significant Observable I$p-ts  -
          Level 3 - Significant Unobservable Input$ -    -
                                                      -----
                                                      -----
                  Total:                              $ 2,438,633
                                                      -----

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Satuit Capital Management Trust
             -----------------------------



By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Executive Officer



Date: 07-25-2008
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Executive Officer



Date: 07-25-2008
      ------------------------------------




By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Financial Officer



Date: 07-25-2008
      ------------------------------------